Goodwill	12 Months Ended
Dec. 31, 2018
GOODWILL [Abstract]
Goodwill

13. GOODWILL

Changes in the carrying value of goodwill were as follows:

	Online Game (in thousands)	Platform Channel (in thousands)	Cinema Advertising (in thousands)	Total (in thousands)
Balance as of December 31, 2016
Goodwill	$10,257	$81,491	$5,201	$96,949
Accumulated impairment loss	—	(65,246)	(5,201)	(70,447)

	$10,257	$16,245	$—	$26,502

Transactions in 2017
Foreign exchange	$—	$1,002	$—	$1,002
Transfer from assets held for sale[1]	—	83,470	—	83,470
Impairment loss[1]	—	(83,470)	—	(83,470)
Balance as of December 31, 2017
Goodwill	$10,257	$165,963	$5,201	$181,421
Accumulated impairment loss	—	(148,716)	(5,201)	(153,917)

	$10,257	$17,247	$—	$27,504

	Online Game (in thousands)	Platform Channel (in thousands)	Cinema Advertising (in thousands)	Total (in thousands)
Transactions in 2018
Foreign exchange	$—	$(878)	$—	$(878)
Impairment loss[2]	—	(16,369)	—	(16,369)
Balance as of December 31, 2018
Goodwill	$10,257	$165,085	$5,201	$180,543
Accumulated impairment loss	—	(165,085)	(5,201)	(170,286)

	$10,257	$—	$—	$10,257

[1] In 2016, the Company’s Board of Directors approved the disposal of the 51% equity interest in MoboTap held by the Company. As of December 31, 2016, the Company was negotiating with a potential buyer on the terms of the disposal. Accordingly, the assets and liabilities of MoboTap were recognized as “assets held for sale” and “liabilities held for sale”, respectively. As of December 31, 2016, goodwill in the amount of $83.5 million was reclassified from goodwill to “assets held for sale”. The fair values of the other reporting units exceeded their carrying values, indicating that the goodwill of those reporting units was not impaired.

In 2017, the assets and liabilities held for sale related to MoboTap were reclassified and recorded as assets and liabilities held for use. The business operations and performance of MoboTap were adversely affected by enhanced restrictions the Chinese regulatory authorities imposed on card and board games in 2017. As a result, the Company’s management determined that it was unlikely for MoboTap to gain users and grow its online card and board games revenues in China. Management performed an impairment test using the discounted cash flow method and recorded $83.5 million in goodwill impairment losses for goodwill associated with the acquisition of MoboTap. The goodwill impairment losses were included in the Group’s statements of comprehensive income under “goodwill impairment and impairment of intangibles as part of acquisition of a business”. Please refer to “Note 2 — REORGANIZATION AND ACQUISITIONS” for more details.

[2] In 2018, the Company recognized a $16.4 million impairment loss for goodwill relating to the 17173.com Website, primarily due to (i) the launch of new initiatives for the 17173.com Website having fallen behind schedule in the fourth quarter of 2018 and the profit outlook for the 17173.com Website being uncertain, and (ii) the relevant Chinese authority’s temporary suspension between April and December of 2018 of its review of, and issuance of publishing and authorization codes for, online games, which resulted in declines in the number of new games launched and the related demand from game developers and operators for online advertising services on the 17173.com Website, both of which the Company’s management determined had a material adverse impact on the Company’s ability to generate revenues and net income from the 17173.com Website.

The Changyou online game business was the only reporting unit with goodwill under the Online Game segment. Prior to the sale of MoboTap, there were three reporting units with goodwill under the Platform Channel segment, consisting of the 17173.com Website, RaidCall and MoboTap. After the sale of MoboTap, there were two reporting units with goodwill under the Platform Channel segment, consisting of the 17173.com Website and RaidCall. The only reporting unit with goodwill under the Cinema Advertising segment was the cinema advertising business. The Group tested goodwill for impairment at the reporting unit level as of October 1, 2018. The Changyou online game business was the only reporting unit within the Group with net value of goodwill, which is goodwill less accumulated impairment loss, as of December 31, 2018.

Changyou tested goodwill for impairment at the reporting unit level on an annual basis on October 1, and between annual tests when an event occurred or circumstances indicated that the asset might be impaired. The Group performed impairment tests using the qualitative and quantitative methods. Changyou first qualitatively assessed whether it was more likely than not that the fair values of the assets of the reporting units were less than their carrying amounts. For those reporting units where it was more likely than not that the fair values of their assets were less than their carrying amounts, Changyou performed the first step of a two-step quantitative goodwill impairment test. Changyou estimated the fair values using the income approach, considering factors that included expected future cash flows, growth rates and discount rates. After the qualitative and quantitative assessments, management concluded that the fair values of the assets of Changyou’s reporting units other than the 17173.com Website exceeded their carrying values, indicating that the goodwill of those reporting units was not impaired.